Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
25.	SUBSEQUENT EVENTS

On January 22, 2024, the Company entered into a new agreement for the Sale of Future Receipts in the amount of $339,813, that is repayable in equal consecutive 28 weekly instalments of $17,476.11 each including principal and interest.

January 29, 2024 the Company received a loan from a financial institution of $200,000 that is repayable in equal consecutive 10 monthly instalments of $27,690 each including interest.

On March 21, 2024, the Company entered into a new agreement for the Sale of Future Receipts with the same purchaser in the amount of $2,000,000. The Company received $$401,142 which represents a payment of $521,143 net of $120,000 of transaction fees. The remaining $1,478,857 of the previous Sale of future receipts balance of the original agreement (which includes interest recognized on that day of $471,357) and the $521,143 payment from the new agreement total a principal amount of $2,000,000. The new balance of $2,000,000 is repayable in weekly repayments of $100,000 per week for 29 weeks, accruing interest at the rate of 3.1% per week, for a total repayment of $2,900,000. The weekly payment amount is intended to represent 15% of the Company’s future sales.